Note 17 - Deferred Income Tax and Social Contribution - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gross deferred tax assets	R$ 3,208.6	R$ 3,409.6
Gross deferred tax liabilities	(3,258.5)	(3,471.1)
Net deferred tax assets / (liabilities)	(49.9)	(61.5)	R$ 276.3
Netting by taxable entity, deferred tax assets	(929.3)	(1,141.4)
Netting by taxable entity, deferred tax liabilities	929.3	1,141.4
Net deferred tax assets	2,279.3	2,268.2
Net deferred tax liabilities	(2,329.2)	(2,329.7)
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Gross deferred tax assets	39.0	9.0
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	39.0	9.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Gross deferred tax assets		0.7
Gross deferred tax liabilities	(719.5)	(733.9)
Net deferred tax assets / (liabilities)	(719.5)	(733.2)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Gross deferred tax assets	631.1	467.6
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	631.1	467.6
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Gross deferred tax assets	1,382.4	977.4
Gross deferred tax liabilities	(314.2)	(531.3)
Net deferred tax assets / (liabilities)	1,068.2	446.1
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Gross deferred tax assets	52.3	42.7
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	52.3	42.7
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Gross deferred tax assets	6.8	71.1
Gross deferred tax liabilities	(5.8)	(110.7)
Net deferred tax assets / (liabilities)	1.0	(39.6)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Gross deferred tax assets	248.7	267.4
Gross deferred tax liabilities	(18.1)	(13.8)
Net deferred tax assets / (liabilities)	230.6	253.6
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(920.5)	(905.7)
Net deferred tax assets / (liabilities)	(920.5)	(905.7)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(788.6)	(684.8)
Net deferred tax assets / (liabilities)	(788.6)	(684.8)
Temporary differences, investments in associates [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Unused tax losses [member]
Statement Line Items [Line Items]
Gross deferred tax assets	501.0	1,139.9
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	501.0	1,139.9
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Gross deferred tax assets	347.3	448.9
Gross deferred tax liabilities	(39.7)	(44.6)
Net deferred tax assets / (liabilities)	307.6	404.3
Temporary differences, other items [member]
Statement Line Items [Line Items]
Gross deferred tax assets		(15.1)
Gross deferred tax liabilities	(30.5)	(24.7)
Net deferred tax assets / (liabilities)	R$ (30.5)	R$ (39.8)